Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted deposits in financial institutions with maturities of 90 days or less. The Company recognizes a liability in accounts payable and other liabilities for the amount of checks issued in excess of its current cash balance. The change in this overdraft amount is recognized as a financing activity in the Company’s Statement of Cash Flows.

Cash and Cash Equivalents Cash and cash equivalents include unrestricted deposits in financial institutions with maturities of 90 days or less.